Inventories (Tables)	12 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Schedule of inventories

	06.30.20	06.30.19
Crops	2,697	2,929
Materials and supplies	1,675	1,426
Seeds and fodders	275	300
Sugarcane	4	-
Beef	-	149
Agricultural inventories	4,651	4,804
Good for resale and supplies	-	3
Telephones and others communication equipment	1,714	1,569
Fruit	2,705	-
Others	-	27
Total inventories	9,070	6,403